Income Taxes - Narrative (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%